Accounts Receivable, Net - Balance of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	¥ 377,086	¥ 740,575
Allowance for expected credit losses	(106,654)	(312,170)
Accounts receivable, net	¥ 270,432	¥ 428,405